OTHER NON-CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other non-current assets
The components of other non-current assets are as follows:

(US$ Millions)	Jun. 30, 2019	Dec. 31, 2018
Securities - FVTPL	$1,011	$239
Derivative assets	52	13
Securities - FVTOCI	202	260
Restricted cash	160	161
Inventory	481	435
Other	243	748
Total other non-current assets	$2,149	$1,856